Trade Payables and Other (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade Payables and Other

In $000s	At December 31, 2024	At December 31, 2023

Accounts payable and accrued liabilities	$4,970	$5,741
Dividends payable	4,154	4,537
Withholding taxes payable	1,821	726
Other payables[1]	5,282	5,189
Total trade payables and other	$16,227	$16,193
1.Includes a $1.9 million payable to Horizon Copper Corp. at December 31, 2023